Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	$ 3,273	$ 2,908	$ 1,977
Other comprehensive income before reclassifications	21	41	(28)
Reclassification adjustments from accumulated other comprehensive loss	(9)	(14)	(8)
Balance at end of period	3,402	3,273	2,908
Unrealized Gains (Losses) Available-for-Sale Securities
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	(1)	(14)	12
Other comprehensive income before reclassifications	14	23	(18)
Reclassification adjustments from accumulated other comprehensive loss	(9)	(10)	(8)
Balance at end of period	4	(1)	(14)
Retirement Plan Liabilities Adjustments
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	(4)	(19)	(13)
Other comprehensive income before reclassifications	3	15	(6)
Reclassification adjustments from accumulated other comprehensive loss	0	0	0
Balance at end of period	(1)	(4)	(19)
Foreign Currency Translation Adjustments
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	(1)	0	4
Other comprehensive income before reclassifications	4	3	(4)
Reclassification adjustments from accumulated other comprehensive loss	0	(4)	0
Balance at end of period	3	(1)	0
Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	(6)	(33)	3
Balance at end of period	$ 6	$ (6)	$ (33)